EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
2021120031	B	A	B	A	A	A	A	A	Closed	FCRE1182	2022-03-28 13:18	2022-03-28 13:29	Resolved	1 - Information	B	A	Credit	Missing Doc - Approval Info	Underwriting Summary Not Provided	Resolved-1008 provided at resubmission. - Due Diligence Vendor-03/28/2022

Ready for Review-Document Uploaded. UW 1008 uploaded - Seller-03/28/2022

Open-1008/Underwriting Summary Not Provided - Due Diligence Vendor-03/24/2022	Ready for Review-Document Uploaded. UW 1008 uploaded - Seller-03/28/2022	Resolved-1008 provided at resubmission. - Due Diligence Vendor-03/28/2022	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.26% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

																									Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		XXXX 1008.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	NV	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
2022010077			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	WA	Primary Residence	Refinance	Cash Out - Other
2022030066	D	A	D	A	C	A	A	A	Closed	FCOM1252	2022-04-13 13:12	2022-04-15 09:30	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Loan Estimate	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded. LE attached - Seller-04/12/2022

																						Open-***Missing Initial Loan Estimate - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022 Ready for Review-Document Uploaded. LE attached - Seller-04/12/2022	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022			REDISCLOSED LOAN ESTIMATE.pdf REDISCLOSED LOAN ESTIMATEXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	finding-3635	2022-04-13 13:13	2022-04-15 09:30	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022

																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($9,474.50) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ***It appears the Initial CD is missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022 Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022			FINAL CDXXXX.pdf REDISCLOSED LOAN ESTIMATEXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	finding-3634	2022-04-13 13:33	2022-04-15 09:29	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded. Initial LE - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022

																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $17,219.65.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***It appears the Initial CD is missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. Initial LE - Seller-04/13/2022 Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022	Resolved-***Received Initial Disclosure Package issued 3.7.22. - Due Diligence Vendor-04/15/2022			FINAL CDXXXX.pdf Initial Loan EstimateXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	FCOM1266	2022-04-14 11:25	2022-04-15 09:28	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/14/2022

Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/14/2022	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022

 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-04/15/2022

																											INITIAL DISCLOSURE PACKAGE (35).pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	finding-3632	2022-04-13 13:13	2022-04-15 09:28	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022

																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ***It appears the Initial CD is missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022 Ready for Review-Document Uploaded. CD attached - Seller-04/12/2022	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022			VERIFICATION OF RECEIPT OF CDXXXX.pdf REDISCLOSED LOAN ESTIMATEXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	finding-3515	2022-04-13 13:11	2022-04-15 09:27	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded.  - Seller-04/12/2022

																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. ***It appears the Initial CD is missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022 Ready for Review-Document Uploaded. - Seller-04/12/2022	Resolved-***Received initial disclosure package issued 3.7.22. - Due Diligence Vendor-04/15/2022			REDISCLOSED LOAN ESTIMATE.pdf REDISCLOSED LOAN ESTIMATEXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	finding-3631	2022-04-13 13:12	2022-04-15 09:23	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Ready for Review-Document Uploaded. - Seller-04/13/2022

Counter-Received Copy of Initial CD, Final CD, and Revised LE.  We are missing the INITIAL LE issued within 3 business days of the application. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded. CD Attached - Seller-04/12/2022

																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ***It appears the Initial CD is missing - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022 Ready for Review-Document Uploaded. CD Attached - Seller-04/12/2022				FINAL CDXXXX.pdf REDISCLOSED LOAN ESTIMATEXXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022030066	D	A	D	A	C	A	A	A	Closed	FCRE1201	2022-04-08 11:36	2022-04-11 11:34	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report provided at resubmission with all flags cleared by underwriter at origination. - Due Diligence Vendor-04/11/2022

Ready for Review-Document Uploaded. Fraud report  - Seller-04/08/2022

																						Open-Missing Third Party Fraud Report - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. Fraud report - Seller-04/08/2022	Resolved-Third Party Fraud Report provided at resubmission with all flags cleared by underwriter at origination. - Due Diligence Vendor-04/11/2022			DRIVE REPORT XXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	MD	Primary Residence	Purchase	NA	N/A	N/A
2022020025			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	TX	Primary Residence	Purchase	NA